Nature of Operations and Basis of Preparation - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Nov. 30, 2012	Apr. 30, 2011	Dec. 31, 2013 Vessel	Nov. 30, 2012 Credit Facility [Member]	Dec. 31, 2013 Credit Facility [Member]	Feb. 07, 2014 Subsequent Events [Member]	Dec. 31, 2013 French Fonds Strategique d'Investissement [Member]	Dec. 31, 2013 Yildrim Group [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining terms									3 months 18 days	12 years
Number of vessels			17
Bonds redeemable for shares							$ 150,000,000	$ 100,000,000
Charter hire payments term			Every 15 days in advance on the 1st and 16th of each month
Charterhire, outstanding amount			$ 6,184,000			$ 5,797,000
Maximum Leverage Ratio under credit facility	75.00%	75.00%	75.00%		75.00%
Additional term of waiver for Leverage Ratio test	2 years			2 years
Credit facility termination date			Mar. 19, 2014